Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2013
Concentrations of Credit Risk [Abstract]
Summary of concentrations of significant customers
	Accounts Receivable	Revenues
2013
Ericsson, Inc.	26%	41%

	Accounts Receivable	Revenues
2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%